ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTING POLICIES
Schedule of relevant exchange rates

	Average rates			Year end rates
	2022	2021	2020	2022	2021	2020
USD/£	1.24	1.38	1.29	1.20	1.35	1.36
Euro/£	1.17	1.16	1.13	1.13	1.19	1.11
Swiss Franc/£	1.18	1.25	1.21	1.11	1.23	1.20
CNY/£	8.31	8.86	8.91	8.31	8.56	8.93